Gain on Disposals (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Disposition of Assets [Abstract]
(Losses) / Gains on Disposal of Rigs
(1) Of the proceeds from the sale of the "Gyme", $87.0 million was used to directly repay the outstanding debt and back-end fee with PPL pertaining to the Gyme, and $33.0 million was used to directly repay accrued interest associated with the "Gyme" and the eight other rigs financed by PPL.
(2) Net proceeds from the sale were used to directly settle certain liabilities and future commitments with Keppel, pertaining to the rig "Tivar" and will be used to settle future commitments with Keppel for the rigs "Huldra" and "Heidrun".
We recognized the following loss and gain on disposal for the year ended December 31, 2021:

	Year Ended December 31, 2021
(in $ millions)	Net proceeds	Book value on disposal	(Loss)/gain on disposal
Balder (3)	4.4	4.5	(0.1)
Rig Related Equipment	1.3	—	1.3
Total	5.7	4.5	1.2

(3) Of the net proceeds received from the sale of the "Balder", $3.0 million was received during the year ended December 31, 2020.
We recognized the following gains and loss on disposal for the year ended December 31, 2020:

	Year ended December 31, 2020
(In $ millions)	Net proceeds	Book value on disposal	Gain/(loss) on disposal
B152	7.9	1.4	6.5
Dhabi II	7.9	1.6	6.3
Atla	10.0	5.0	5.0
MSS1	2.2	2.2	—
Eir	3.0	3.0	—
B391	0.4	0.8	(0.4)
Rig Related Equipment	3.3	1.7	1.6
Total	34.7	15.7	19.0